Debt - Scheduled Principal Payments (Detail) - Dec. 31, 2017 CAD in Millions, $ in Millions	CAD	USD ($)
Disclosure of detailed information about borrowings [line items]
Principal payments	CAD 6,105	$ 4,867
2018 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	28	22
2020 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	28	23
2021 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	275	220
2022 [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	844	672
Thereafter [member]
Disclosure of detailed information about borrowings [line items]
Principal payments	CAD 4,930	$ 3,930